Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Schedule of Funded Status of the Plans and the Amounts Recognized in the Combined Balance Sheets	The following table sets forth the funded status of the plans for Venator and the amounts recognized in the consolidated balance sheets at December 31, 2021 and 2020:

	Defined Benefit Plans		Other Postretirement Benefit Plans
	2021	2020	2021	2020
Change in benefit obligation
Benefit obligation at beginning of year	$1,203	$1,100	$3	$3
Service cost	2	3	—	—
Interest cost	13	17	—	—
Actuarial (gain) loss	(72)	78	—	—
Gross benefits paid	(47)	(49)	—	—
Plan amendments	6	—	—	—
Exchange rates	(31)	61	—	—
Curtailments	—	(1)	—	—
Transfers	—	(6)	—	—
Benefit obligation at end of year	$1,072	$1,203	$3	$3
Accumulated benefit obligation at end of year	1,060	1,189
Change in plan assets
Fair value of plan assets at beginning of year	$1,055	$934	$—	$—
Actual return on plan assets	16	97	—	—
Employer contribution	18	38	—	—
Gross benefits paid	(47)	(49)	—	—
Transfers	—	(6)	—	—
Exchange rates	(14)	42	—	—
Other	—	(1)	—	—
Fair value of plan assets at end of year	$1,028	$1,055	$—	$—
Funded status
Fair value of plan assets	$1,028	$1,055	$—	$—
Benefit obligation	(1,072)	(1,203)	(3)	(3)
Accrued benefit cost	$(44)	$(148)	$(3)	$(3)
Amounts recognized in balance sheet:
Noncurrent asset	$172	$124	$—	$—
Current liability	(1)	(1)	—	—
Noncurrent liability	(215)	(271)	(3)	(3)
Total	$(44)	$(148)	$(3)	$(3)
Amounts recognized in accumulated other comprehensive loss:
Net actuarial loss (gain)	$276	$333	$(3)	$(3)
Prior service cost	9	4	—	—
Total	$285	$337	$(3)	$(3)

Schedule of Components of the Net Periodic Benefit Costs
Components of net periodic benefit gains for the years ended December 31, 2021, 2020 and 2019 were as follows:

	Defined Benefit Plans
	2021	2020	2019
Service cost	$2	$3	$3
Interest cost	13	17	24
Expected return on plan assets	(43)	(46)	(42)
Amortization of actuarial loss	12	13	14
Amortization of prior service cost	1	1	1
Curtailments	—	—	(9)
Settlement loss	—	1	—
Net periodic benefit gain	$(15)	$(11)	$(9)

	Other Postretirement Benefit Plans
	2021	2020	2019
Amortization of actuarial loss	$—	$—	$—
Amortization of prior service credit	—	—	—
Curtailments	—	—	(1)
Net periodic benefit cost (gain)	$—	$—	$(1)

Schedule of Amounts Recognized in Net Periodic Benefit Cost and Other Comprehensive (Loss) Income
The amounts recognized in net periodic benefit cost and other comprehensive loss for the years ended December 31, 2021, 2020 and 2019 were as follows:

	Defined Benefit Plans
	2021	2020	2019
Current year actuarial (gain) loss	$(45)	$26	$21
Amortization of actuarial loss	(12)	(13)	(14)
Current year prior service cost	6	—	—
Amortization of prior service cost	(1)	(1)	(1)
Curtailments	—	—	9
Other	(1)	(1)	—
Total recognized in other comprehensive (income) loss	(53)	11	15
Net periodic benefit gain	(15)	(11)	(9)
Total recognized in net periodic benefit cost and other comprehensive loss	$(68)	$—	$6

	Other Postretirement Benefit Plans
	2021	2020	2019
Current year actuarial loss	$—	$—	$1
Amortization of actuarial loss	—	—	—
Amortization of prior service credit	—	—	—
Curtailments	—	—	1
Total recognized in other comprehensive loss	—	—	2
Net periodic benefit cost	—	—	(1)
Total recognized in net periodic benefit cost and other comprehensive loss	$—	$—	$1

Schedule of Weighted-Average Assumptions Used to Determine the Projected Benefit Obligation and the Net Periodic Pension Cost
The following weighted-average assumptions were used to determine the projected benefit obligation at the measurement date and the net periodic pension cost for the year:

	Defined Benefit Plans
	2021	2020	2019
Projected benefit obligation:
Discount rate	1.58%	1.09%	1.60%
Rate of compensation increase	2.12%	2.12%	2.56%
Net periodic pension cost:
Discount rate	1.09%	1.60%	2.38%
Rate of compensation increase	2.12%	2.56%	3.69%
Expected return on plan assets	4.03%	5.02%	5.23%

	Other Postretirement Benefit Plans
	2021	2020	2019
Projected benefit obligation:
Discount rate	2.91%	2.46%	3.27%
Net periodic pension cost:
Discount rate	2.46%	3.27%	3.51%
Rate of compensation increase	—%	—%	4.35%

Schedule of Projected Benefit Obligation and Fair Value of Plan Assets for the Defined Benefit Plans with Projected Benefit Obligations in Excess of Fair Value of Plan Assets	The projected benefit obligation and fair value of plan assets for the defined benefit plans with projected benefit obligations in excess of plan assets as were as follows:

	December 31,
	2021	2020
Projected benefit obligation	$386	$449
Fair value of plan assets	170	177

Schedule of Defined Benefit Plans With an Accumulated Benefit Obligation in Excess of Fair Value of Plan Assets	The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the defined benefit plans with an accumulated benefit obligation in excess of plan assets as of December 31, 2021 and 2020 were as follows:

	December 31,
	2021	2020
Projected benefit obligation	$384	$449
Accumulated benefit obligation	383	445
Fair value of plan assets	168	177

Schedule of Expected Future Contributions and Benefit Payments	Expected future contributions and benefit payments are as follows:

	Defined Benefit Plans	Other Postretirement Benefit Plans
2022 expected employer contributions:
To plan trusts	$11	$—
Expected benefit payments:
2022	41	—
2023	42	—
2024	43	—
2025	44	—
2026	45	—
2027 - 2031	238	1

Schedule of Plan Assets Measured at Fair Value on a Recurring Basis	The following plan assets are measured at fair value on a recurring basis:

Asset Category	December 31, 2021	Fair Value Amounts Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Pension plans:
Equities	$42	$15	$27	$—
Fixed income	919	26	886	7
Real estate/other	42	—	17	25
Cash and cash equivalents	25	25	—	—
Total pension plan assets	$1,028	$66	$930	$32

Asset Category	December 31, 2020	Fair Value Amounts Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Pension plans:
Equities	$218	$198	$20	$—
Fixed income	781	25	749	7
Real estate/other	38	—	10	28
Cash and cash equivalents	18	18	—	—
Total pension plan assets	$1,055	$241	$779	$35

Schedule of Reconciliation of the Beginning and Ending Balances of Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3)

	Real Estate/Other Year ended December 31,
	2021	2020
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Balance at the beginning of the period	$28	$26
Return on pension plan assets	(1)	2
Purchases, sales and settlements	(2)	—
Transfers (out of) into Level 3	—	—
Balance at the end of the period	$25	$28

	Fixed Income Year ended December 31,
	2021	2020
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)
Balance at the beginning of the period	$7	$7
Return on pension plan assets	—	—
Purchases, sales and settlements	—	—
Transfers (out of) into Level 3	—	—
Balance at the end of the period	$7	$7

Schedule of Asset Allocation for Pension Plans and the Target Allocation, by Asset Category	The asset allocation for our pension plans at December 31, 2021 and 2020 and the target allocation for 2021, by asset category, are as follows:

Asset category	Target allocation 2021	Allocated at December 31, 2021	Allocated at December 31, 2020
Pension plans:
Equities	4%	4%	21%
Fixed income	89%	89%	71%
Real estate/other	4%	4%	1%
Cash	3%	3%	7%
Total pension plans	100%	100%	100%